SHARE CAPITAL AND RESERVES	12 Months Ended
Jan. 31, 2019
SHARE CAPITAL AND RESERVES [abstract]
SHARE CAPITAL AND RESERVES
15.	SHARE CAPITAL AND RESERVES

Share capital consists of one class of fully paid common shares, with no par value. The Company is authorized to issue an unlimited number of common shares. All shares are equally eligible to receive dividends and repayment of capital and represent one vote at the Company’s shareholders’ meetings.

The following table reflects the continuity of share capital from January 31, 2017 to January 31, 2019:

	Number of Shares	Amount
Balance January 31, 2017	1,979,695	$12,820,278
Shares issued - private placement financing (ii)	3,640,000	669,140
Shares issued - to settle aged payables (iii)	360,000	65,192
Balance, January 31, 2018	5,979,695	$13,554,610
Shares issued - conversion of debentures (iv)	36,850,000	$25,479,998
Shares issued - to settle aged payables (v)	50,000	83,941
Shares issued - private placement financing (vi)	2,082,000	3,919,162
Shares issued - warrant exercises (vii)	2,750	2,953
Shares issued - option exercises (viii)	100,000	99,782
Shares issued - acquisition of Silver State (ix)	12,500,000	8,951,375
Shares issued - settle share payment note (x)	940,810	832,162
Balance, January 31, 2019	58,505,255	$52,923,983

(i)

On May 12, 2017, the Company consolidated its issued and outstanding shares on a 10:1 basis. All shares, options, warrants, and per share amount have been retroactively restated to reflect the share consolidation.

(ii)	On May 30, 2017, the Company completed a private placement and issued 3,640,000 common shares at a price of C$0.25 per common share for gross proceeds of C$910,000.

(iii)	On May 30, 2017, the Company settled C$90,000 of accounts payable and accrued liabilities through the issuance of 360,000 common shares.

(iv)

On June 18, 2018, the Company forced conversion of its convertible debenture issued March 26, 2018 and accordingly issued 36,850,000 common shares, which included 3,350,000 bonus shares pursuant to the convertible debenture subscription agreement.

(v)	On July 6, 2018, the Company settled C$110,000 of accounts payable and accrued liabilities through the issuance of 50,000 common shares.

(vi)

On July 19, 2018, the Company completed a private placement and issued 2,082,000 units, at C$2.50 per unit, each unit consisting of one common share and one half share purchase warrant, each whole warrant entitling the holder to purchase one additional common share at C$5.00 per warrant on or before July 18, 2019 for gross proceeds of C$5,205,000. In connection to this private placement, the Company recorded C$11,532 in related costs.

(vii)	On July 31, 2018, the Company issued 2,750 common shares upon the exercise of warrants.

(viii)	On August 22, 2018, the Company issued 100,000 common shares upon exercise of stock options.

(ix)	On January 15, 2019, the Company issued 12,500,000 shares as consideration for the purchase of Silver State (Note 20).

(x)	On January 25, 2019, the Company issued 940,810 shares to settle its modified share payment note as consideration for the purchase of EFF.

Commitment to issue shares

The Company issued a promissory note payable to deliver 2,142,000 shares to the vendors of EFF in the amount of $1,905,635, without interest, any time after October 15, 2018. A portion of the share payment note was called by a vendor for their 940,810 shares.

Warrants

On June 15, 2018, a total of 3,350,000 warrants were issued as compensation to employees, management, directors, and consultants, allowing them to purchase common shares exercisable, on or before June 14, 2019, at an exercise price of C$1.38 per share. The estimated grant date fair value of these warrants was $1,394,883, or a C$1.38 weighted average fair value per option. The grant date fair values of the warrants granted above were based on the following assumptions: expected life of 1 years; expected volatility of 102.6%; risk free interest rate of 1.88%; expected dividend yield rate of 0%; and forfeiture rate of 0%.

The Company paid a total of C$1,162,045 cash in share issuance costs. The Company also issued 765,795 non-transferable share purchase warrants as finders’ fees on the March 2018 debenture financing valued at $233,275. The fair values were based on the following assumptions: share price at grant date of C$1.00; exercise price of C$1.00; expected life of 1 year; expected volatility of 102.60%; risk free interest rate of 1.88%; expected divided yield rate of 0%; and forfeiture rate of 0%. The warrants are exercisable at C$1.00 per share and will expire on March 25, 2019.

The following table summarizes the Company’s warrant activity for the years ended January 31, 2019, 2018 and 2017:

	Warrants outstanding

		Weighted average	Weighted average
	Warrants	exercise price	remaining life
	outstanding	- C$ -	(years)
Balance January 31, 2018 & 2017	-	-	-
Issued	5,156,795	2.05	0.86
Exercised	(2,750)	1.00	-
Balance, January 31, 2019	5,154,045	2.05	0.86

As at January 31, 2019, the following warrants were outstanding and exercisable:

	Exercise Price	Number of Warrants
Expiry Date	- C$ -
March 25, 2019 (1)	1.00	763,045
June 14, 2019 (2)	1.38	3,350,000
July 18, 2019	5.00	1,041,000
		5,154,045

(1) Subsequent to January 31, 2019, all of these warrants were exercised before expiry.
(2) Subsequent to January 31, 2019, 152,000 of these warrants were exercised.

Stock options

The Company is authorized to grant options to executive officers and directors, employees and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The exercise price of each option equals the market price of the Company's shares as calculated on the date of grant. The options can be granted for a maximum term of 10 years. Vesting is determined by the Board of Directors.

The Company adopted a Restricted Stock Unit plan (the "Plan") on July 17, 2018 but has not issued any units under the Plan. The Plan allows for up to 750,000 total units to be issued, adjustable upon approval by the compensation committee, but not to exceed 10% of common shares outstanding.

On June 26, 2018, a total of 1,940,000 stock options were granted to purchase common shares exercisable on or before June 25, 2021, at an exercise price of C$2.80 per share. The estimated grant date fair value of these options was $2,816,264. The grant date fair values of the options granted above were based on the following assumptions: expected life of 3 years; expected volatility of 111.61%; risk free interest rate of 1.87%; expected dividend yield rate of 0%; and forfeiture rate of 0%.

On June 28, 2018, a total of 100,000 stock options were granted to purchase common shares exercisable on or before June 27, 2021, at an exercise price of C$2.80 per share. The estimated grant date fair value of these options was $138,778. The grant date fair values of the options granted above were based on the following assumptions: expected life of 3 years; expected volatility of 111.61%; risk free interest rate of 1.91%; expected dividend yield rate of 0%; and forfeiture rate of 0%.

On October 16, 2018, a total of 75,000 stock options were granted to purchase common shares, exercisable on or before October 15, 2020, at an exercise price of C$1.33 per share. The estimated grant date fair value of these options was $41,668. The grant date fair values of the options granted above were based on the following assumptions: expected life of 2 years; expected volatility of 111.61%; risk free interest rate of 2.30%; expected dividend yield rate of 0%; and forfeiture rate of 0%.

On October 16, 2017, a total of 515,000 stock options were granted to purchase common shares, exercisable on or before October 15, 2020, at an exercise price of C$0.65 per share. The estimated grant date fair value of these options was $258,896. The grant date fair values of the options granted above were based on the following assumptions: expected life of 3 years; expected volatility of 357%; risk free interest rate of 1.57%; expected dividend yield rate of 0%; and forfeiture rate of 0%.

During the year ended January 31, 2019, 100,000 (2018 – nil) options were exercised for proceeds of $49,991 (2018 – $nil). On exercise, the Company transferred $49,791 from reserves to share capital.

Details of the Company’s stock options outstanding and exercisable are as follows:

	Options outstanding and exercisable
	Options	Weighted average	Weighted average
	outstanding	exercise price	remaining life
	and exercisable	- C$ -	(years)
Balance, January 31, 2017	-	-	-
Granted	515,000	0.65
Balance January 31, 2018	515,000	0.65	2.71
Granted	2,115,000	2.75
Exercised	(100,000)	0.65
Cancelled	(10,000)	0.65
Balance, January 31, 2019	2,520,000	2.41	2.30

As at January 31, 2019, the following stock options were outstanding and exercisable:

	Exercise Price	Number of
Expiry Date	- C$ -	Options
October 15, 2020 (1)	0.65	405,000
June 25, 2021	2.80	1,940,000
June 27, 2021	2.80	100,000
October 15, 2020	1.33	75,000
		2,520,000

(1) Subsequent to January 31, 2019, 80,000 of these options were exercised.